Income Taxes - Income tax expenses (Details) - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Income tax benefit (expense)					$ 631,000	$ (4,595,000)	$ 875,000
Effective tax rate					(4.00%)	(12.00%)	(1.00%)
Norwegian Tonnage Tax Regime
Income Taxes
Income tax benefit (expense)					$ 594,000	$ (4,610,000)	$ 866,000
Effective tax rate					(22.00%)	(22.00%)	(22.00%)
UK
Income Taxes
Income tax benefit (expense)					$ 37,000	$ 14,750	$ 9,000
Effective tax rate	(19.00%)	(25.00%)	(19.00%)	(25.00%)	(25.00%)		(19.00%)